Goodwill allocated in the Group's CGUs (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	₩ 4,690,049	₩ 3,903,518
Banking
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	810,058	810,058
Credit card
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	2,880,383	2,773,231
Securities
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	7,904	7,904
Shinhan Life Insurance
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	275,371	275,371
Orange Life insurance
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	564,576
Others
Goodwill allocated in the Group's CGUs [Line Items]
Goodwill allocated in the Group's CGUs	₩ 151,757	₩ 36,954